RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries	$ 38,904	$ 36,222	$ 34,852
Short term benefits for employees	4,731	6,741	17,686
Termination benefits		8,754
Long term benefits for employees	541
Fee	3,939	2,418	1,917
Total	$ 48,115	$ 54,135	$ 54,455